GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 27, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill by business segment for the years ended November 27, 2016, and November 29, 2015, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 30, 2014	$207,419	$29,937	$1,565	$238,921
Additions	424	137	—	561
Foreign currency fluctuation	(27)	(4,050)	(364)	(4,441)

Balance, November 29, 2015	207,816	26,024	1,201	235,041
Additions	—	—	—	—
Foreign currency fluctuation	(93)	(683)	15	(761)

Balance, November 27, 2016	$207,723	$25,341	$1,216	$234,280

Other intangible assets

Other intangible assets, net, were as follows:

	November 27, 2016			November 29, 2015
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	2,843	(2,640)	203	6,954	(6,347)	607
Customer lists	—	—	—	15,915	(15,915)	—

Total	$45,586	$(2,640)	$42,946	$65,612	$(22,262)	$43,350